Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 66,535	$ 923,217
Less: allowance for doubtful accounts and write-offs		(923,217)
Accounts receivable, net	$ 66,535